Equity-method investees - Summarised Statement of Financial Position and Profit or Loss of Joint Venture (Detail) - EUR (€) € in Thousands	5 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017		Jan. 01, 2017
Disclosure of subsidiaries [line items]
Current assets	€ 207,143	€ 156,862	€ 207,143
Non-current assets	165,565	212,532	165,565
Current liabilities	(168,386)	(151,957)	(168,386)
Non-current liabilities	(66,141)	(112,619)	(66,141)
Equity	138,181	104,818	138,181	€ 104,534		€ 143,999
Equity attributable to owners of the company	(136,547)	(103,126)	(136,547)	(102,495)
Goodwill	3,947	4,068	3,947
Deferred tax liabilities	(42)	(430)	(42)
Group's carrying amount of the investment	40,220	41,342	40,220	79
Revenue		386,962	428,539	448,880	[1]
Cost of sales		(271,931)	(308,250)	(318,401)	[1]
Other income and expenses, net		(1,016)	(605)	(250)	[1]
Selling expenses		(105,250)	(114,997)	(118,254)	[1]
Administrative expenses		(34,026)	(35,344)	(36,105)	[1]
Net finance income (costs)		(9,868)	66,296	(4,004)	[1]
Profit/(loss) before tax		(31,345)	40,548	(27,959)	[1]
Income tax expense		(2,335)	(7,429)	(2,886)	[1]
Profit / (loss) for the year		(33,680)	33,119	(30,845)	[1]
Other comprehensive profit/(loss)		(29)	824	(7,894)
Total comprehensive income/(loss) for the year		(33,709)	33,943	(38,739)
Owners of the Company		(33,370)	33,289	(30,392)	[1]
Deferred tax liabilities		(350)	127	€ 931
Natuzzi Trading (Shanghai) Co., Ltd [member]
Disclosure of subsidiaries [line items]
Current assets	42,288	48,910	42,288
Non-current assets	15,785	23,166	15,785
Current liabilities	(20,328)	(25,663)	(20,328)
Non-current liabilities		(5,004)
Equity	37,745	41,409	37,745
Equity attributable to owners of the company	18,495	20,290	18,495
Intangible assets	4,389	3,870	4,389
Goodwill	26,140	26,140	26,140
Deferred tax liabilities	(1,097)	(967)	(1,097)
Group's carrying amount of the investment	40,133	41,236	40,133
Revenue	13,836	52,714
Cost of sales	(8,197)	(33,754)
Other income and expenses, net	919	41
Selling expenses	(5,141)	(13,570)
Administrative expenses	(632)	(1,883)
Net finance income (costs)	350	1,194
Profit/(loss) before tax	1,135	4,742
Income tax expense	(500)	(1,304)
Profit / (loss) for the year	635	3,438
Other comprehensive profit/(loss)	(503)	227
Total comprehensive income/(loss) for the year	132	3,665
Owners of the Company	311	1,684	311
Amortisation of intangibles assets	216	519	216
Deferred tax liabilities	54	130
Group's share of loss for the period, net of equity method adj.	(295)	992	(295)
Group's share of other comprehensive loss for the period	(246)	111	(246)
Group's share of total comprehensive loss for the period	(541)	1,103
Natuzzi Trading (Shanghai) Co., Ltd [member] | Inventories [member]
Disclosure of subsidiaries [line items]
Profit / (loss) for the year	(597)	(671)
Natuzzi Trading (Shanghai) Co., Ltd [member] | Brand names [member]
Disclosure of subsidiaries [line items]
Amortisation of intangibles assets	€ 153	368
Natuzzi Trading (Shanghai) Co., Ltd [member] | Reportable legal entities [member] | Inventories [member]
Disclosure of subsidiaries [line items]
Profit / (loss) for the year		(1,268)	(597)
Natuzzi Trading (Shanghai) Co., Ltd [member] | Reportable legal entities [member] | Brand names [member]
Disclosure of subsidiaries [line items]
Profit / (loss) for the year		€ (6,829)	€ (7,197)

[1]	The Group has initially applied IFRS 9 as at January 1, 2018. Under the transition method chosen, comparative information has not been restated except for separately presenting impairment losses on trade receivables. See note 5(c).